Loss per share (Tables)	12 Months Ended
Jun. 30, 2026
Loss per share
Schedule of earnings/(loss) per share

	2026	2025	2024
Loss for the year (£’000)	(42,954)	(33,023)	(113,159)
Basic loss per share (pence)	(24.91)	(19.32)	(68.44)
Diluted loss per share (pence)(1)	(24.91)	(19.32)	(68.44)

Schedule of weighted average number of shares

	2026	2025	2024
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares (2)	57,768	57,225	56,091
Class B ordinary shares (2)	116,348	115,389	110,937
Treasury shares	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	172,433	170,931	165,345
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(1)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(1)	172,433	170,931	165,345
(1)	For the years ended 30 June 2026, 30 June 2025 and 30 June 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.
(2)	The increase in Class A and Class B ordinary shares in 2026 and 2025 is a result of the transaction agreement with INEOS. See Note 22 for further detail.